Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Disaggregation of our revenue sources by attribute for the years ended December 31 follow:

	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
2024	(In thousands)
Retail
Overdraft fees	$9,061	$—	$—	$—	$9,061
Account service charges	2,358	—	—	—	2,358
ATM fees	—	1,601	—	—	1,601
Other	—	772	—	—	772
Business
Overdraft fees	451	—	—	—	451
ATM fees	—	49	—	—	49
Other	—	427	—	—	427
Interchange income	—	—	13,992	—	13,992
Asset management revenue	—	—	—	1,847	1,847
Transaction based revenue	—	—	—	1,421	1,421

Total	$11,870	$2,849	$13,992	$3,268	$31,979

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,849
Investment and insurance commissions					3,268
Bank owned life insurance (1)					834
Other (1)					5,266
Total					$12,217
(1) Excluded from the scope of ASC Topic 606.

	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
2023	(In thousands)
Retail
Overdraft fees	$9,686	$—	$—	$—	$9,686
Account service charges	2,162	—	—	—	2,162
ATM fees	—	1,636	—	—	1,636
Other	—	993	—	—	993
Business
Overdraft fees	513	—	—	—	513
ATM fees	—	47	—	—	47
Other	—	414	—	—	414
Interchange income	—	—	13,996	—	13,996
Asset management revenue	—	—	—	1,861	1,861
Transaction based revenue	—	—	—	1,595	1,595

Total	$12,361	$3,090	$13,996	$3,456	$32,903

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$3,090
Investment and insurance commissions					3,456
Bank owned life insurance (1)					474
Other (1)					5,459
Total					$12,479
(1) Excluded from the scope of ASC Topic 606.

	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
2022	(In thousands)
Retail
Overdraft fees	$10,090	$—	$—	$—	$10,090
Account service charges	1,626	—	—	—	1,626
ATM fees	—	1,186	—	—	1,186
Other	—	972	—	—	972
Business
Overdraft fees	572	—	—	—	572
ATM fees	—	29	—	—	29
Other	—	315	—	—	315
Interchange income	—	—	13,955	—	13,955
Asset management revenue	—	—	—	1,781	1,781
Transaction based revenue	—	—	—	1,117	1,117

Total	$12,288	$2,502	$13,955	$2,898	$31,643

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,502
Investment and insurance commissions					2,898
Bank owned life insurance (1)					360
Other (1)					4,977
Total					$10,737
(1) Excluded from the scope of ASC Topic 606.